Newbuildings	12 Months Ended
Dec. 31, 2011
Newbuildings [Abstract]
Newbuildings
Note 17 – Newbuildings

(In US$ millions)	December 31, 2011	December 31, 2010
Opening balance	1,247	1,431
Additions	2,308	1,947
Capitalized interest and loan related costs	73	59
Re-classified as Drilling Units	(1,097)	(2,190)
Closing balance	2,531	1,247